Note 1 - Description of Business and Liquidity	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity [text block]
1.	DESCRIPTION OF BUSINESS AND LIQUIDITY

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the "Company") are developers and manufacturers of optical source products and photonic integrated devices for the sensing, datacom and telecom markets. The Company's head office is located at
120
Eglinton Avenue East, Suite
1107,
Toronto, Ontario, Canada
M4P
1E2.
These consolidated financial statements of the Company were approved by the Board of Directors of the Company on
April 29, 2019.

The financial statements have been prepared on the going concern basis which assumes that the Company will have sufficient cash to pay its debts, as and when they become payable, for a period of at least
12
months from the date the financial report was authorised for issue.

As at
December 31, 2018,
the Company has accumulated losses of $(
133,195,932
) and working capital of
$3,847,842.
During the year ended
December 31, 2018,
the Company had negative cash flows from operations of $(
9,288,588
). The Company has prepared a cash flow forecast which indicates that it does not
have sufficient cash to meet its minimum expenditure commitments and therefore needs to raise additional funds to continue as a going concern. As a result, there is substantial doubt about the Company's ability to continue as a going concern.

To address the future funding requirements, management has undertaken the following initiatives:

1.
       Entered into discussions to secure debt financing.
2.
       Initiated a strict working capital monitoring program.
3.
       Continued their focus on maintaining an appropriate level of corporate overheads in line with the Company's available cash resources.
4.
       Filed a preliminary short-form prospectus to raise a maximum
$50
million through a public offering of either equity securities, debt securities or a combination of both.

In line with its needs for additional financing, on
April 3, 2019,
the Company closed the
first
tranche of a private placement of convertible debentures that raised gross proceeds of
CAD$1,929,000
(the "Debentures"). The Debentures are unsecured, bear interest at
12%
per annum, compounded annually with
1%
payable at the beginning of each month and mature on
April 3, 2021.

Additionally, the Company arranged for a credit facility (the “Bridge Loan”) to be provided by Espresso Capital Ltd which will grant the Company access to a maximum
US$5,000,000.
The Company signed the loan documents on
April 18, 2019
and was advanced
US$2,000,000
on
April 23, 2019.